Employee Share-based Payment Arrangements (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 12, 2024	Nov. 16, 2023	Feb. 08, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense				$ 959,250	$ 662,900	$ 5,120,300	$ 1,118,155
General and administrative expense				5,411,324	12,956,552	$ 39,611,915	12,524,869
Shares issued for services, shares						2,727,436
Shares issued for services				$ 959,250	$ 614,500	$ 4,077,050	$ 677,925
Issuance of common shares, shares							300,000
Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						4,018,493	$ 2,667,466
General and administrative expense						$ 11,058,479	$ 19,299,491
Shares issued for services, shares							3,000,000
Shares issued for services							$ 3,700,000
Issuance of common shares, shares	1,493,908	159,496
Yerbae Brands Corp [Member] | Management Directors And Other Related Parties [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance awards outstanding						3,527,216
Stock options unvested						276,037
Stock options vested and exercisable						945,336
Yerbae Brands Corp [Member] | Chief Executive Officer And Chief Operating Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance shares granted							5,000,000
General and administrative expense							$ 6,100,000
Performance Shares [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares			8,000,000			8,000,000
Performance Shares [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares							1,000,000
Share-Based Payment Arrangement, Option [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						$ 642,997	$ 800,418
Restricted Stock Units And Performance Share Units [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense						$ 3,375,496	$ 1,867,003
Performance Shares One [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares							2,000,000
Minimum aggregate financing amount							$ 7,000,000
Minimum aggregate concurrent financing amount							$ 50,000,000
Performance Shares Two [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares							2,500,000
Trailing gross sales							$ 10,000,000
Performance Shares Two [Member] | Yerbae Brands Corp [Member] | Todd Gibson And Karrie Gibson [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares							1,250,000
Performance Shares Three [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares							1,000,000
Trailing gross sales							$ 15,000,000
Performance Shares Four [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares							1,000,000
Trailing gross sales							$ 20,000,000
Performance Shares Five [Member] | Yerbae Brands Corp [Member] | Arrangement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common shares, shares							500,000
Trailing gross sales							$ 25,000,000
Equity Incentive Plan [Member] | Performance Shares [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued performance based awards						5,455,121